BALANCE SHEET COMPONENTS - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Work in process inventory	$ 20,582	$ 15,296
Batteries	2,138	5,547
Inventory, net	$ 22,720	$ 20,843